Organization and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of exercise price could be less than the most recent fair value of the common shares
As of March 31, 2023
Potential shares from convertible debt	160,000
Total	160,000

As of December 31, 2022
Potential shares from convertible debt	125,000
Total	125,000

Schedule of condensed statement of operations
Net loss	$(468,684)
Accretion of temporary equity to redemption value	(307,596)
Net loss including accretion of temporary equity to redemption value	$(776,280)
Net loss	$(1,322,607)
Accretion of temporary equity to redemption value	(1,099,501)
Net loss including accretion of temporary equity to redemption value	$(2,422,108)

Net loss	$(2,500,184)
Less: Accretion of temporary equity to redemption value	(6,470,389)
Net loss including accretion of temporary equity to redemption value	$(8,970,573)
Net loss	$(1,127,612)
Accretion of temporary equity to redemption value	(1,733,440)
Net loss including accretion of temporary equity to redemption value	$(2,861,052)

Schedule of basic and diluted net income (loss) per share
	Common Shares Subject to Redemption	Non-redeemable Common Shares
Basic and diluted net loss per share:
Numerator:
Allocation of net loss including accretion of temporary equity	$(326,189)	$(450,091)
Accretion of temporary equity to redemption value	307,596	—
Allocation of net loss	$(18,593)	$(450,091)

Denominator:
Weighted-average shares outstanding	1,252,372	1,728,078
Basic and diluted net loss per share	$(0.01)	$(0.26)
	Common Shares Subject to Redemption	Non-redeemable Common Shares
Basic and diluted net loss per share:
Numerator:
Allocation of net loss including accretion of temporary equity	$(1,861,187)	$(560,921)
Accretion of temporary equity to redemption value	1,099,501	—
Allocation of net loss	$(761,686)	$(560,921)

Denominator:
Weighted-average shares outstanding	5,733,920	1,728,078
Basic and diluted net loss per share	$(0.13)	$(0.32)

	Common Shares Subject to Redemption	Non-redeemable Common Shares
Basic and diluted net loss per share:
Numerator:
Allocation of net loss including accretion of temporary equity	$(6,815,107)	$(2,155,466)
Accretion of temporary equity to redemption value	6,470,389	—
Allocation of net loss	$(344,718)	(2,155,466)

Denominator:
Weighted-average shares outstanding	5,463,799	1,728,078
Basic and diluted net loss per share	$(0.06)	$(1.25)
	Common Shares Subject to Redemption	Non-redeemable Common Shares
Basic and diluted net income (loss) per share:
Numerator:
Allocation of net loss including accretion of temporary equity	$(2,157,043)	$(704,009)
Accretion of temporary equity to redemption value	1,733,440	—
Allocation of net loss	$(423,603)	$(704,009)

Denominator:
Weighted-average shares outstanding	2,789,393	1,447,964
Basic and diluted net loss per share	$(0.15)	$(0.49)